Long-Term Debt and Other Financial Liabilities, Collateral (Details) - Vessels Financed Through Sale and Leaseback Agreements [Member] $ in Thousands	Jun. 30, 2024 USD ($) Vessel
Long-Term Debt and Other Financial Liabilities [Abstract]
Number of vessels serving as collateral | Vessel	6
Net book value | $	$ 101,124